Post Retirement Plans (Details) - Schedule of Principal Assumptions Used in Determining Gratuity - Defined Benefit Gratuity Plan [Member]	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Post Retirement Plans (Details) - Schedule of Principal Assumptions Used in Determining Gratuity [Line Items]
Discount rate	7.92%	7.92%
Salary escalation rate	10.00%	10.00%
Employee turnover rate	30.00%	9.00%
Retirement age	58 years	58 years